Income taxes (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxes [Line Items]
Profit (loss) before tax		$ 185,621,574	$ 458,211,348	$ 196,474,395
Tax expense (income) at applicable tax rate		(50,117,825)	(123,717,064)	(50,100,971)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)		9,105,693	(14,596,485)	4,071,180
Tax effect from change in tax rate		0	23,903	(50,071)
Tax effect of foreign tax rates		1,140,027	1,519,558	(1,700,857)
Tax effect of adjustments for tax of prior peiods		(103,809)	643,271	(585,257)
Income tax expense		$ (39,975,914)	$ (136,126,817)	$ (48,365,976)
Applicable tax rate		27.00%	27.00%	25.50%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)		(4.91%)	3.19%	(2.07%)
Tax rate effect from change in tax rate	25.00%	30.00%	(0.01%)	0.03%
Tax rate effect of foreign tax rates		(0.61%)	(0.33%)	0.86%
Tax rate effect of adjustments for current tax of prior periods		0.06%	(0.14%)	0.30%
Average effective tax rate		21.54%	29.71%	24.62%